SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 10:	SHARE-BASED COMPENSATION

a.	Under the Company’s 2007 Israeli Share Option Plan, as amended in August 2014, September 2015 and July 2017, or the 2007 Plan, its 2008 U.S. Stock Plan, or the 2008 Plan, its 2018 U.S. Equity-Based Incentive Plan, or the 2018 Plan, and the 2019 Equity-Based Incentive Plan, or the 2019 Plan, options exercisable for the Company’s ordinary shares, par value NIS 0.015 per share, may be granted to employees, officers, non-employee consultants and directors of the Company. The 2007 Plan, the 2008 Plan, the 2018 Plan and the 2019 Plan are collectively referred to herein as the Plans.

On February 28, 2019, the Company’s board of directors approved the 2019 Plan, which became effective upon shareholder approval on March 21, 2019. The 2019 Plan replaced the 2007 Plan, the 2008 Plan and the 2018 Plan, or the Prior Plans, under which further grants will not be made. The 2019 Plan generally allows for the grant of options, restricted shares, restricted share units and other share-based awards to the Company and its affiliates’ employees. Any share (i) underlying an award under the Plans (in an amount not to exceed 813,515 shares under the Prior Plans) that has expired, or was canceled, terminated, forfeited, repurchased or settled in cash in lieu of the issuance of shares, for any reason, without having been exercised; (ii) tendered to pay the exercise price of an award (or the exercise price or other purchase price of any option or other award under the Prior Plans), or withholding tax obligations with respect to an award (or any awards under the Prior Plans); or (iii) subject to an award (or any award under the Prior Plans) that is not delivered to a grantee because such shares are withheld to pay the exercise price (or of any award under the Prior Plans), or withholding tax obligations with respect to such award (or such other award), will automatically be available for grant under the 2019 Plan.

Under the 2019 Plan, options generally have a contractual term of ten years from the grant date. Options granted become exercisable over the requisite service period, which is normally a four-year period beginning on the grant date, subject to continued service to the Company. As of December 31, 2019, 174,655 shares were available for future equity awards under the 2019 Plan. On January 1, 2020, the reserve pool under the 2019 Plan was increased by 1,761,513 shares.

b.	A summary of the activity in options granted to employees for the year ended December 31, 2019 is as follows, as adjusted for the reverse stock split:

	Amount of Options	Weighted average exercise price	Aggregate intrinsic value
			(U.S. $ in thousands)
Balance as of January 1, 2019	6,750,259	$1.77
Granted	2,947,691	$18.66
Exercised	(1,674,044)	$1.38
Forfeited	(516,095)	$6.38
Balance as of December 31, 2019	7,507,811	$8.17	$77,930
Exercisable as of December 31, 2019	3,256,572	$1.70	$51,821

A summary of the Company’s options activity for the year ended December 31, 2017, 2018 and 2019 is as follows:

	December 31,
	2017	2018	2019
		(U.S. $ in thousands)
Cost of revenues	$332	$634	$1,514
Research and development	660	731	2,370
Sales and marketing	765	1,458	4,849
General and administrative	353	358	2,194
Total share-based compensation expense	$2,110	$3,181	$10,927

In May 2017, the board of directors of the Company approved a 10-year extension of the remaining contractual term of 3,473,515 options originally granted to approximately 240 employees. The total incremental compensation cost resulting from this modification amounted to $895 thousand, out of which $783 thousand was recorded as compensation expense during the year ended December 31, 2017.

As of December 31, 2019, the Company had 4,251,239 unvested options, respectively. As of December 31, 2019, the unrecognized compensation cost related to all unvested, equity-classified stock options of $19,945 thousand is expected to be recognized as an expense over a weighted-average period of 1.6 years.

The total intrinsic value of options exercised during 2019 was approximately $28,950 thousand.

The fair value of stock options granted was estimated using the Black-Scholes option-pricing model. The assumptions used to value options granted during 2019 were as follows:

Risk-free interest rate	1.53%-2.63%
Expected option term (years)	5.5-7.0
Expected share price volatility	50.4%-65.9%
Dividend yield	0%
Weighted average grant date fair value	9.63

c.	The following table summarizes the Company’s outstanding and exercisable options granted as of December 31, 2019, as adjusted for the reverse stock split:

Exercise Price	Options outstanding as of December 31, 2019	Weighted average remaining contractual term	Options exercisable as of December 31, 2019	Weighted average remaining contractual term
		(years)		(years)
$0.004	22,668	7.3	22,668	7.3
$0.60	23,332	8.6	23,332	8.6
$0.64	149,072	9.5	149,072	9.5
$0.80	99,168	10.4	99,168	10.4
$0.89	33,332	11.1	33,332	11.1
$1.41	3,310,990	10.3	2,551,160	10.8
$1.76	740,039	8.2	246,948	8.1
$7.55	315,159	8.7	77,291	8.7
$8.51	341,768	9.0	33,268	8.8
$16.68	891,886	9.6	-	-
$19.21	465,261	9.7	-	-
$22.70	1,004,376	9.2	20,333	8.8
$29.74	110,760	9.5	-	-
	7,507,811	9.7	3,256,572	10.4